Average Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Tech Hardware Portfolio	Apr. 29, 2024
Select Tech Hardware Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	33.51%
Past 5 years	19.23%
Past 10 years	13.26%
Select Tech Hardware Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	33.35%
Past 5 years	15.97%
Past 10 years	10.54%
Select Tech Hardware Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	19.95%
Past 5 years	14.87%
Past 10 years	10.14%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1531
Average Annual Return:
Past 1 year	33.97%
Past 5 years	18.51%
Past 10 years	10.61%